Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share capital.
Summary of classes of share capital

		Allotted, called-up and fully paid
	2024	2023	2022
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	388	388	387
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	388	388	387

Summary of movement of ordinary shares

			No. of shares
	2024	2023	2022
At 1 January	1,550,162,626	1,549,800,030	1,549,400,665
Issue of shares (share schemes)	383,613	362,596	399,365
At 31 December	1,550,546,239	1,550,162,626	1,549,800,030